Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (4)	$ (22)
Non-current liability	729	677
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	659	633
Current service cost	10	11
Interest cost	17	20
Actuarial losses and changes in actuarial assumptions	43	79
Benefits paid	(23)	(21)
Divestiture		(68)
Foreign exchange	25	5
End of year	731	659
Beginning of year	478	406
Return on plan assets	42	78
Employer contributions	9	11
Benefits paid	(18)	(17)
Divestiture		(10)
Foreign exchange	6	10
End of year	517	478
Ending funded status– Plan deficit	214	181
Non-current asset	(4)	(23)
Current liability	2	1
Non-current liability	216	203
Net amount	214	181
Unrecognized actuarial losses	(158)	(141)
Current service cost	10	11
Interest cost	17	20
Return on plan assets	(21)	(19)
Actuarial losses	5	4
Net periodic benefit cost	$ 11	$ 16